Loans and Allowances for Loan Losses 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 5,679	$ 11,281
60-89 Days Past Due	1,319	3,110
90 Days or Greater	18,276	22,832
Total Past Due	25,274	37,223
Current	1,259,613	1,161,671
Total loans	1,284,887	1,198,894
>90 Days and Accruing	969	1,589	1,087
Non-Accrual Loans	17,307	21,243	18,547
Summary of information regarding impaired loans
Recorded investment at period end	17,307	21,655	18,547
Amount of specific related allowance at period end	1,138	674	2,799
Average investment during the period	20,394	21,862	14,306
Interest income recognized on a cash basis during the period	127	35	35
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	395	2,587
60-89 Days Past Due	432	542
90 Days or Greater	3,992	4,295
Total Past Due	4,819	7,424
Current	193,925	205,283
Total loans	198,744	212,707
>90 Days and Accruing	75	225
Non-Accrual Loans	3,917	4,070
Commercial mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,184	2,720
60-89 Days Past Due	0	0
90 Days or Greater	9,078	11,445
Total Past Due	11,262	14,165
Current	456,151	420,622
Total loans	467,413	434,787
>90 Days and Accruing	0	413
Non-Accrual Loans	9,078	11,032
Residential Mortgages - first position
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	633	3,621
60-89 Days Past Due	55	1,487
90 Days or Greater	4,453	5,851
Total Past Due	5,141	10,959
Current	251,032	221,994
Total loans	256,173	232,953
>90 Days and Accruing	652	627
Non-Accrual Loans	3,801	5,224
Mortgages Residential - junior lien
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	444	216
60-89 Days Past Due	91	106
90 Days or Greater	419	948
Total Past Due	954	1,270
Current	100,923	95,146
Total loans	101,877	96,416
>90 Days and Accruing	8	31
Non-Accrual Loans	411	917
Consumer Automobile - Indirect
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,766	1,785
60-89 Days Past Due	653	815
90 Days or Greater	165	268
Total Past Due	2,584	2,868
Current	224,957	178,613
Total loans	227,541	181,481
>90 Days and Accruing	165	268
Non-Accrual Loans	0	0
Consumer Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	257	352
60-89 Days Past Due	88	160
90 Days or Greater	169	25
Total Past Due	514	537
Current	25,069	25,900
Total loans	25,583	26,437
>90 Days and Accruing	69	25
Non-Accrual Loans	100	0
Loans-held-for-sale
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days or Greater	0	0
Total Past Due	0	0
Current	7,556	14,113
Total loans	7,556	14,113
>90 Days and Accruing	0	0
Non-Accrual Loans	$ 0	$ 0